Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Only Financial Statements
CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS
Condensed financial statements of the Parent are shown below. The Parent has no significant operating activities.
Condensed Balance Sheets

(Dollars in thousands)	December 31
	2017	2016
Assets
Cash in bank	$168,873	$436,792
Investments in subsidiaries	3,661,808	2,635,682
Other assets	49,207	40,423
	$3,879,888	$3,112,897
Liabilities and Shareholders’ Equity
Liabilities	$183,097	$173,203
Shareholders’ equity	3,696,791	2,939,694
	$3,879,888	$3,112,897

Condensed Statements of Income

	Year Ended December 31
(Dollars in thousands)	2017	2016	2015
Operating income
Reimbursement of management expenses	$76,177	$65,104	$59,255
Other income	146,796	829	(329)
Total operating income	222,973	65,933	58,926
Operating expenses
Interest expense	5,168	3,948	3,393
Salaries and employee benefits expense	55,013	45,623	41,689
Other expenses	32,965	19,566	17,492
Total operating expenses	93,146	69,137	62,574
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	129,827	(3,204)	(3,648)
Income tax expense (benefit)	3,123	530	800
Income (loss) before equity in undistributed earnings of subsidiaries	126,704	(3,734)	(4,448)
Equity in undistributed earnings of subsidiaries	15,709	190,511	147,292
Net Income	142,413	186,777	142,844
Less: Preferred stock dividends	9,095	7,977	—
Net Income Available to Common Shareholders	$133,318	$178,800	$142,844

Condensed Statements of Cash Flows

(Dollars in thousands)	Year Ended December 31
	2017	2016	2015
Cash Flow from Operating Activities
Net income	$142,413	$186,777	$142,844
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	62	98	416
Net income of subsidiaries	(160,206)	(190,511)	(147,292)
Share-based compensation cost	16,436	14,523	13,906
Gain on sale of assets	—	—	(110)
Other operating activities, net	(4,256)	12,417	82,105
Net Cash Provided by (Used in) Operating Activities	(5,551)	23,304	91,869
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	(809,159)	—	(5,054)
Proceeds from sale of premises and equipment	—	—	12
Purchases of premises and equipment	(105)	—	(2)
Return of capital from (Capital contributed to) subsidiary	144,500	(6,000)	5,000
Other investing activities, net	—	(749)	—
Net Cash (Used in) Investing Activities	(664,764)	(6,749)	(44)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(72,772)	(56,793)	(52,318)
Cash dividends paid on preferred stock	(9,095)	(7,028)	—
Net share-based compensation stock transactions	(832)	6,899	1,915
Payments to repurchase common stock	—	(11,666)	—
Net proceeds from issuance of common stock	485,151	279,242	—
Net proceeds from issuance of preferred stock	—	55,285	76,812
Other financing activities, net	(56)	—	—
Net Cash Provided by (Used In) Financing Activities	402,396	265,939	26,409
Net Increase (Decrease) in Cash and Cash Equivalents	(267,919)	282,494	118,234
Cash and Cash Equivalents at Beginning of Period	436,792	154,298	36,064
Cash and Cash Equivalents at End of Period	$168,873	$436,792	$154,298